Property and equipment	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:

The components of property and equipment are as follows:

	As of
	March 31, 2018	March 25, 2017*
	(In thousands)

Leasehold improvements	24,082	23,324
Equipment	317	1,264
Molds	34	33
Furniture and fixtures	5,222	4,320
Software and electronic equipment	9,936	10,560

	39,591	39,501
Accumulated depreciation and impairment charges	(24,524)	(27,895)

	$15,067	$11,606

*Retrospectively revised (see note 18)

The Company wrote off $7.5 million of gross fixed assets that were fully amortized during the year ended March 31, 2018 (March 25, 2017 - $7.9 million), mostly related to leasehold improvements. Property and equipment, having a cost of $0.8 million and a net book value of $0.7 million at March 31, 2018, and a cost of $0.7 million and a net book value of $0.4 million at March 25, 2017, are under capital leasing arrangements.